16. INCOME TAXES (Tables)	6 Months Ended	7 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Income Taxes Tables
Schedule of income tax reconciliation
June 30,
2014

Deferred tax asset	$758,095
Valuation allowance	(758,095)
US federal income tax rate	34.00%
Valuation allowance	(34.00%)
Provision for income tax	0.00%

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

Inception (June 5, 2013) to December 31, 2013
Deferred tax attributed:
Net operating loss carryover	$(241,727)
Less: change in valuation allowance	$(241,727)
Net deferred tax asset	$-